As filed with the Securities and Exchange Commission on June 3, 1997

		1933 Act Registration No. 33-10754
		1940 Act Registration No. 811-4933


SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549


FORM N-1A

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 	[X]

	PRE-EFFECTIVE AMENDMENT NO. ____	[ ]

	POST-EFFECTIVE AMENDMENT NO. 15  [ ]
		and/or
	REGISTRATION STATEMENT UNDER THE INVESTMENT	[X]
		COMPANY ACT OF 1940

	AMENDMENT NO. 17  [X]

COMMONWEALTH CASH RESERVE FUND, INC.
(Exact name of Registrant as specified in charter)

P. O. Box 1192
Richmond, Virginia  23209-1192

Registrant's Telephone Number
1-800-338-3383
_________________________________________

Jeffrey A. Laine
38 Cohasset Lane
Cherry Hill, NJ  08003
(Name and address of agent for service)

Copy to:

Barbara L. Fava
Public Financial Management, Inc.
2101 North Front Street, Building #3, Suite 200
Harrisburg, PA  17110


	It is proposed that this filing will become effective:

		    	 immediately upon filing pursuant to Rule 485(b)
		    	 on (August 1, 1996) pursuant to Rule 485(b)
		 X  	 60 days after filing pursuant to Rule 485(a)
		  	   on (date) pursuant to Rule 485(a)


Commonwealth Cash Reserve Fund, Inc. registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 270.24f-2 of the Investment Company Act of 1940 and filed a Rule 24f-2 Notice for the year ended March 31, 1997 on May 29, 1997.



COMMONWEALTH CASH RESERVE FUND, INC.

Cross Reference Sheet
(Pursuant to Rule 495)

			      N-1A Item No.					                          Location

Part A		 INFORMATION REQUIRED IN A PROSPECTUS

	Item 1.	Cover Page 	                                Cover Page
	Item 2.	Synopsis 	                                  Fund Expenses and
                                                      Financial Highlights
	Item 3.	Condensed Financial Information 	           Fund Expenses and
                                                      Financial Highlights
	Item 4.	General Description of Registrant 	         The Fund; Investment
                                                      Objectives and Policies;
                                                      General Information
	Item 5.	Management of the Fund 	                    Management
	Item 6.	Capital Stock and other Securities 	        General Information;
                                                      Dividend and Tax
                                                      Information
	Item 7.	Purchase of Securities Being Offered 	      How to Invest in the
					                                                 Fund; Net Asset Value
	Item 8.	Redemption or Repurchase 	                  How to Redeem Investments
	Item 9.	Pending Legal Proceedings 	                 Not Applicable


Part B		INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

	Item 10.	Cover Page 	                               Cover Page
	Item 11.	Table of Contents 	                        Table of Contents
	Item 12.	General Information and History 	          General Information
	Item 13.	Investment Objectives and Policies 	       Investment Policies
	Item 14.	Management of the Fund 	                   Additional Information
					                                                 as to Management
					                                                 Arrangements
	Item 15.	Control Persons and Principal             	Principal Holders
          Holders of Securities                    	  of Securities
	Item 16.	Investment Advisory and Other Services 	   Additional Information
                                              					   as to Management
                                               				   Arrangements
	Item 17.	Brokerage Allocation 	                     Investment Policies
	Item 18.	Capital Stock and Other Securities 	       General Information
	Item 19.	Purchase, Redemption and Pricing of 	      Amortized Cost
			       Securities Being Offered                    Valuation
	Item 20.	Tax Status 	                               Dividends and Tax
					                                                 Information*
	Item 21.	Underwriters                              	Distribution Plan
	Item 22.	Calculation of Yield Quotations of       	 Yield Information
			       Money Market Funds Market Funds
	Item 23.	Financial Statements 	                     Financial Information


Part C		OTHER INFORMATION

			     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
			     Statement.


	* Included under referenced caption in the Prospectus








PROSPECTUS AUGUST 1, 1997

COMMONWEALTH CASH RESERVE FUND, INC.
P.O. Box 1192
Richmond, Virginia   23209-1192
1-800-338-3383

The investment objective of The Commonwealth Cash Reserve Fund (the "Fund") is to provide investors with as high current income as is consistent with stability, safety of principal and liquidity. As a "money market fund", the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, and individual portfolio investments are limited to those with remaining maturities of thirteen months or less.

Public Financial Management, Inc. ("PFM") serves as the Fund's investment advisor and administrator. The Fund is designed and managed to suit the special cash management needs of institutions, such as municipalities, universities and hospitals (collectively "Investors') and invests only in instruments appropriate for such investors. Used as an alternative to a direct investment in money market instruments, an investment in the Fund may reduce the time and expense associated with money management and eliminate the need to schedule maturities of investments to coincide with estimated cash flow requirements. In addition, for Investor accounts in the Fund that represent the proceeds of borrowings of Investors subject to the arbitrage rebate provisions of the Internal Revenue Code of 1986, PFM will provide accounting and recordkeeping services in accordance with IRS regulations.
PFM will also assist Investors in making calculations and reports required to comply with such provisions.

This Prospectus sets forth concisely the information about the Fund that an Investor should know before investing. A Statement of Additional Information (the Statement of Additional Information) dated August 1, 1997 containing further information about the Fund, which may be of interest to Investors considering investment in the Fund, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge by calling or writing the Fund at the address and telephone number printed above. This prospectus should be read and retained for ready reference about the Fund.



An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund intends to maintain a stable net asset value of $1.00 per share although there can be no assurance that this value will be maintained.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


To invest or make additional deposits in the Fund, to redeem shares, or for yield information or general account inquires, contact the Fund's Transfer
Agent:
PUBLIC FINANCIAL MANAGEMENT, INC.
GOVERNOR'S PLAZA NORTH, 2101 NORTH FRONT STREET,
BUILDING 3, SUITE 200, HARRISBURG, PA 17110
(800-338-3383 [FAX 717-233-6073])


For general information on the fund, to request new account applications or to invest in the Fund, please contact the Fund's Distributor, Commonwealth Financial Group, Inc. at (609) 751-5220.


FUND EXPENSES AND FINANCIAL HIGHLIGHTS

Summary of Annual Fund Operating Expenses
(as a percentage of average net assets)

The purpose of the following information is to assist an Investor in understanding the costs and expenses that an Investor in the Fund will bear directly or indirectly.



		Management Fees (after waivers) (1)	                 0.05%
		12b-1 Fees (after waivers)(2)		                      0.02%
		Other Expenses				                                   0.08%

Total Fund Operating Expenses (after waivers)(3)		     0.15%

(1) Management fees include both the advisory and administration fees payable to PFM. Figures shown have been reduced to reflect the voluntary waiver of a portion of these fees for the current fiscal year. PFM can terminate this voluntary waiver at any time at its sole discretion. Maximum management fees are 0.17%.


(2) The Fund's Distribution Plan permits the Fund to expend up to .25% of its average daily net asset value for distribution expenses. See "Management - Distribution Plan." The actual fees and expenses payable to the Fund's Distributor, which constitute a majority of the 12b-1 fees, are set forth in the Statement of Additional Information, and vary in accordance with the Fund's net asset value.


(3) The Total Fund Operating Expenses in the table above are based on actual expenses incurred during the fiscal year ended March 31, 1997. Without the waiver of advisory and administration fees the ratio of expenses to average daily net assets would be approximately .28%

		Example:

Subject to the qualifications described below, an Investor would pay the following expenses on a $1,000 investment in the Fund assuming a 5% annual return:

			1 year	         $ 2
			3 years	        $ 5
			5 years	        $ 8
			10 years	       $19

The objective of the table is to provide a relatively simple means for prospective investors and shareholders too compare expense levels of funds with different fee structures. This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The following financial highlights have been audited by Price Waterhouse LLP, independent accountants, whose report on the financial statements which contain this data was unqualified. This information should be read in conjunction with the Fund's financial statements and notes thereto, which are incorporated by reference in the Statement of Additional Information and this Prospectus, and which appear, along with the report of Price Waterhouse LLP, in the Fund's 1997 Annual Report to Shareholders.

Financial Highlights(a)
                                    Fiscal Year Ending March 31

For a Share Outstanding


Throughout Each Year	     1997	    1996	    1995     1994	    1993<F5> 1992<F5>	1991<F5> 1990     1989     1988<F2>


NET ASSET VALUE,	         $1.000	  $1.000	  $1.000   $1.000	  $1.000	  $1.000	  $1.000	  $1.000	  $1.000	  $1.000
BEGINNING OF THE YEAR

INVESTMENT ACTIVITIES
Net Investment Income	     0.053	   0.058	   0.049	   0.025	   0.035	   0.057	   0.088	   0.086	   0.075	   0.057
Net Realized and
 Unrealized Gain (Loss)
 on Investments              _	       _	       _	       _	       _       	_      	 _	       _	       _	       _
Total From Investment
 Activities	               0.053	   0.058	   0.049	   0.025	   0.035	   0.057    0.088	   0.086	   0.075	   0.057

DISTRIBUTIONS
Net Investment Income	    (0.053)	 (0.058)	 (0.049)  (0.025)	 (0.035)	 (0.057)	 (0.088)	 (0.086)	 (0.075)	 (0.057)
Realized Capital Gains	      _	       _	       _	       _	       _	       _	       _	       _	       _

Total Distributions		     (0.053)	 (0.058)	 (0.049)	 (0.025)	 (0.035) 	(0.057)	 (0.088)	 (0.086)	 (0.075)	 (0.057)

NET ASSET VALUE,	         $1.000	  $1.000	  $1.000	  $1.000	  $1.000	  $1.000	  $1.000	  $1.000	  $1.000	  $1.000
END OF YEAR

Total Return		             5.43%	   5.90%	   5.01%	   2.48%	   3.59%	   5.81%	   9.11%	  10.67%	   9.45%	   7.77%<F4>

Ratios/Supplemental
 Data Net Assets
 (in thousands)	          $116,185	$102,614	$130,940	$69,422	 $74,081	 $7,831	  $8,973	  $33,681	 $54,061	 $52,573
Ratio of Expenses to
 Average Net Assets<F3>    0.15%	   0.15%	   0.15%	   0.70%	   0.63%	   0.60%	   0.59%	   0.50%	   0.56%	   0.46%<F4>
Ratio of Net Investment
 Income to Average Net
 Assets	                   5.31%	   5.78%	   4.91%	   2.49%	   2.91%	   4.57%	   7.52%	   8.57%	   7.48%	   6.53%<F4>

<F1>
PFM has served as the investment advisor to the Fund since March 15, 1994.  Prior to March 15, 1994, Jefferson
National Bank served as the investment advisor to the Fund from April 1, 1993.  Prior to April 1, 1993 Dominion
Trust Company served as the investment advisor to the Fund.
<F2>
From April 30, 1987, the commencement of operations until March 31, 1988.
<F3>
Certain fees were voluntarily waived in fiscal years ended March 31, 1997, 1996, 1995, 1992 and 1991.  If these fees had not been waived, the ratio of expenses to average net assets would have been .28%, .29%, .29%,
1.10% and .97%, respectively, and the ratio of net investment income to average net assets would have been
5.18%, 5.64%, 4.77%, 4.07%, and 7.14% respectively, for the fiscal years ended March 31, 1997, 1996, 1995,
1992 and 1991.
<F4>
Annualized.
<F5>
Restated



PERFORMANCE

The Fund's "current yield" for the seven days ended March 31, 1997 was 5.37% and its "compounded effective yield" for that period was 5.52% . "Current yield" is calculated as the net change in the value of a hypothetical account containing one share at the beginning of the seven day period. The Net Asset Value of this share will be $1.00 except under extraordinary circumstances. Any capital changes, such as realized gains or losses from the sale or redemption of securities or instruments and unrealized appreciation and depreciation, are excluded from the calculation. The net change in the account value during the period is then divided by the value of the account at the beginning of the period (normally $1.00) and the resulting figure, the base period return, is annualized by multiplying it by 365 and dividing it by 7, the number of days in the period.

"Compounded effective yield" represents an annualization of the current yield with dividends reinvested daily. It is computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result. See "Yield Information" in the Statement of Additional Information for further information on the methods of calculating these yields.


INVESTMENT OBJECTIVE AND POLICIES

The objective of the Fund is to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity. This objective together with certain investment restrictions set forth in the Statement of Additional Information are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as that term is defined in the Investment Company Act of 1940.. No assurance can be given that the Fund will achieve its objective.





To achieve its investment objective, the Fund invests in the following authorized investments:


Obligations of the United States Government. These are U.S. Treasury bills, notes and bonds, and securities unconditionally guaranteed as to payment of principal and interest by the United States or any agency of the United States. Examples of agencies of the United States include, but are not limited to, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of some of these agencies are supported only by the credit of the agency issuing them, not by the United States. Others are supported by the agency's right to borrow money from the U.S. Treasury under some circumstances. Obligations of International Bank for Reconstruction and Development, Asian Development Bank and African Development Bank. Bonds and other obligations issued, guaranteed or assumed by the International Bank for Reconstruction and Development, bonds and other obligations issued, guaranteed or assumed by the Asian Development Bank and bonds and other obligations issued, guaranteed or assumed by the African Development Bank are currently rated by the major financial rating services. The Fund will invest in such instruments only when PFM is satisfied that the credit risk with respect to the issuer is minimal.

Commercial Paper. The Fund will invest only in commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by banks and bank holding companies, with a maturity of 270 days or less. The paper, at the time of purchase, must meet certain statutory criteria related to credit worthiness, including the requirement that the paper be rated both Prime-1 by Moody's Investor's Service ("Moody's") and A-1 by Standard & Poor's Corporation ("S&P"). The Fund will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one corporation.
See "Investment Policies" in the Additional Statement for a discussion of additional criteria which commercial paper must meet to be eligible for investment by the Fund.



Corporate Notes and Bonds. The Fund is authorized to invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state with an existing rating of at least Aa by Moody's and a rating of at least AA by S&P with a maturity not to exceed 397 days from the date of purchase. Such instruments may include variable and floating rate instruments, which may have a stated maturity in excess of 13 months but will, in any event, permit the Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.
Variable and floating rate instruments that cannot be disposed of within seven days without taking a reduced price will be treated as illiquid.



Bankers Acceptances. These are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States.




OTHER INVESTMENTS

The Fund may invest in repurchase agreements provided that such instruments are secured by U.S. Government obligations in which the Fund is authorized to invest directly. A repurchase agreement occurs when, at the time that the Fund purchases an instrument, the Fund also agrees to resell it to the seller on a fixed future date and must deliver the instrument (or instruments substituted for it) upon such date. The resale price is generally in excess of the purchase price and reflects an agreed-upon market interest rate effective for the term of the repurchase agreement. The Fund's risk is limited to the ability of the seller to pay the agreed-upon sum upon the delivery date. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying instruments, decline in their value and loss of interest. Repurchase agreements may be considered to be loans by the Fund fully collateralized by the underlying instruments. The Fund will enter into repurchase agreements only with domestic banks, securities dealers or recognized financial institutions, which, in the opinion of PFM, represent minimal financial risks. In addition, the underlying instruments are marked to market every day by PFM to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. PFM regularly reviews the financial strength of all sellers of repurchase agreements to the Fund.


The Fund may invest temporarily in securities of no load, open-end management type investment companies registered under the Investment Company Act of 1940 whose portfolios are limited to the obligations of the U.S. Government in which the Fund could invest directly and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of such other investment companies do not constitute "U.S. Government obligations" even though their portfolios consist of U.S. Government obligations. Such investment companies will normally pay investment advisory fees and the yield to the Fund on any assets of the Fund so invested will be net of any such fees. PFM does not intend to waive its fee on assets so invested but anticipates that investments in other investment companies will be made only on a temporary basis pending direct investment in other investments for the Fund. Such investments, if made, will be within the limits prescribed by the Investment Company Act of 1940.


LEGALITY OF THE USE OF THE FUND BY GOVERNMENTAL UNITS IN VIRGINIA

Investments of unexpended and excess money of counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia, including proceeds of borrowing of these entities, in open-end investment companies such as the Fund is specifically authorized by Section 2.1-328.9 of the Code of Virginia. This statute authorizes such investments, provided that the company is registered under the Investment Company Act of 1940 or the Securities Act of the Commonwealth of Virginia and that investments made by such companies are restricted to investments otherwise permitted by Chapter
18 of Title 2.1 of the Code of Virginia. The Fund is designed to meet all of these requirements.


NET ASSET VALUE

The Fund's Net Asset Value for the purpose of both purchase and redemption is determined as of 11:00 a.m., Eastern Time, Monday through Friday exclusive of federal holidays, except Good Friday (a "Business Day"). The Net Asset Value per share is determined by dividing the value of the net assets of the Fund (i.e., the value of the assets less liabilities exclusive of surplus) by the total number of shares outstanding.

The Fund seeks to maintain a constant Net Asset Value of $1.00 per share and operates under a rule of the Securities and Exchange Commission which permits the Fund to value its portfolio on the basis of amortized cost. Under the amortized cost method of valuation, securities held in the Fund's portfolio are valued at cost, and thereafter assuming a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security.



HOW TO INVEST IN THE FUND

The Fund's shares are offered on a continuous basis at the Net Asset Value next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared And Paid." There is no sales charge. Subsequent investments may be made in any amount. Shares may be purchased through the Transfer Agent or the Distributor.

Opening Account(s)

A properly completed application (the "Application") must be sent to the Transfer Agent at 2101 N. Front Street, Building 3, Suite 200, Harrisburg, PA 17110 upon opening a new account. A properly completed Application must be received by the Fund before a redemption request will be honored.

Initial investments may be made in either of two convenient ways:

1. By Mail. Payment may be made by check, money order, Federal Reserve draft, or negotiable bank draft payable to the order of the Fund for your account and mailed to:

     Central Fidelity National Bank
     Attn:  Commonwealth Cash Reserve Fund
     1021 East Cary Street
     P.O. Box 26587
     Richmond, VA  23261

2. By Wire. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Fund's Custodian . To insure prompt and proper crediting to its account, an Investor choosing to place money in the Fund by wire should telephone the Transfer Agent in advance at 1-800-338-3383. The Investor should instruct its bank to wire funds to:

     Central Fidelity National Bank
     Richmond, Virginia
     ABA# 051000253
     for credit to Commonwealth Cash Reserve Fund
     Account No. 7911623867

Account Name and Number: The name in which the Investor wishes the Fund to carry the investment.

Additional Investments

Additional investments may be made in any amount after an account has been established by simply mailing directly to the Custodian (at the address indicated above under "By Mail") a check, money order or negotiable bank draft, made payable to the Fund, or by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above. In each case, the Investor should indicate its name and the account number to insure prompt and proper crediting of the account.

When Shares Are Purchased And Dividends Declared And Paid

The Fund seeks to be as fully invested as possible at all times to achieve high income. As the Fund will be investing in instruments which normally require same day payment in Federal Funds, the Fund has adopted certain procedures for the convenience of the Investor and to insure that the Fund has investable funds available to it.



Payments which are "accepted" (see below) before 11:00 a.m., Eastern Time, on any Business Day (see "Net Asset Value") and which are received in or converted to Federal Funds on that Business Day will be invested in shares (i.e., the purchase order will be effective) at the Net Asset Value per share calculated as of 11:00 a.m. Eastern Time, on that Business Day. Payments which are "accepted" (see below) after 11:00 a.m. Eastern Time on any Business Day will be invested in shares at the Net Asset Value per share as of 11:00 a.m. Eastern Time on the next Business Day. In order for the purchase order to be accepted, the Fund must have received an acknowledged notification (written or verbal) and completed registration forms by 11:00 AM Eastern time. Wire payments not in Federal Funds will normally be converted into Federal Funds on the next Business Day after receipt by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Dividends are declared starting on the day the purchase order is effective and are not declared on the day on which the shares are redeemed.
All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash.



Confirmations

All purchases of shares will be confirmed and credited to the Investor in an account maintained by the Fund in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). Share certificates will not be issued.

The Fund reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

HOW TO REDEEM INVESTMENTS

The Fund provides day to day liquidity on any Business Day. Investors may withdraw their investment, in whole or in part, on any day on which the Net Asset Value is calculated by redeeming their shares at the Net Asset Value
(see "Net Asset Value") after receipt by the Fund in the proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Fund. There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Fund before redemption requests of any kind will be honored.

Convenient Redemption Methods

An Investor has the flexibility of three redemption methods for easy and convenient access to the Fund.

Under the first two methods, for security reasons, cash proceeds from redemptions are sent by the Fund only to the predesignated bank account(s) of the Investor. Such payments will be wired to the Investor's predesignated bank account in accordance with the Investor's instructions.

1) By Mail. Redemptions may be requested by a letter of instruction from the Investor indicating the account number, amount to be redeemed, and payment directions sent to:

     Commonwealth Cash Reserve Fund, Inc.
     c/o Public Financial Management, Transfer Agent
     Governor's Plaza North
     2101 North Front Street
     Building 3, Suite 200
     Harrisburg, PA  17110

Such requests must be signed by an authorized signatory or signatories of the Investor.

The mailed redemption should contain the following information:

	*  Account Number.



 * Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed. Payment instructions (redemption proceeds will be wired to an Investor's bank account designated by the Investor in the Application and specified in the redemption request).



 *  Authorized signatures of the Investor.


2. By Telephone. The Fund will accept telephone requests for redemption for payment to predesignated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Investor. To redeem by telephone call: 1-800-338-3383

If the telephone call is received prior to 11:00 a.m., Eastern Time, funds will be wired to the Investor's designated account on that same Business Day. Requests received after 11:00 a.m. will be processed on the next day that Net Asset Value is determined. Funds will remain invested in the Fund until the day that they are wired.

The commercial bank account information supplied to the Fund must be in the exclusive name of the Investor. The Investor may at any time change or add designated bank accounts by completing and returning a form available from the Fund.


3. By Redemption Check. The Custodian will provide each Investor, upon request and without charge, with a book of redemption checks. An Investor wishing to use this redemption check procedure should notify the Fund or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.

The Investor will be subject to applicable rules and regulations, but there is no charge to the Investor for the maintenance of this redemption check writing privilege or for the clearance of any redemption checks. An Investor may have a redemption checking privilege for each separate account.


When a redemption check is presented to the Custodian for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of full and fractional shares in the Investor's account to cover the amount of the redemption check. The redemption check procedure enables the Investor to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian for payment.

An Investor should be certain that adequate Fund shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Fund shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Fund or the Custodian upon notice to shareholders.


Redemption Procedures



Redemption of shares will occur at the next determined Net Asset Value following the receipt of a request for redemption by the Fund. Except as set forth below, those requests received by 11:00 a.m., Eastern Time, will be processed that day and those received after 11:00 a.m., Eastern Time, will be processed on the next day that Net Asset Value is determined. The Fund will normally make payment for all shares redeemed on the day the redemption request is processed, and except as set forth below, no more than seven days after a proper request for redemption is received. Shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days may not be redeemed by the redemption check procedure, and an Investor must not write a redemption check if (i)it will be presented to the Custodian within 15 days of a share purchased by check and (ii) the redemption check would cause the redemption of some or all of those shares. However, the redemption may be permitted in less than 15 days if the determination is made that the purchase funds are collected in less than 15 days. Possible delays in redemptions can be eliminated by using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases.

If the Board of Directors of the Fund determines that it would be detrimental to the best interest of the remaining Investors to make payment wholly in cash, the Fund may pay the redemption price from the portfolio of the Fund, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. It should be noted that the management of the Fund considers the prospect highly remote that the Fund would redeem shares using this "in kind" provision.


MANAGEMENT

Board of Directors and Advisory Board

The Board of Directors has overall responsibility for the business and affairs of the Fund pursuant to the laws of Virginia. Pursuant to that responsibility, the Board of Directors has approved contracts with various financial organizations to provide, among other things, day-to-day management services. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of this Board will not and may not be Directors or officers of the Fund but may be employees of Investors or retired directors. The function of the Advisory Board to consult with and advise the Board of Directors as to investments and any other matters relating to the business of the Fund. The Advisory Board does not have the authority to bind the Fund.



The statement of Additional Information sets forth the identity and other information about the Fund Directors and members of the Advisory Board.


Investment Advisory and Administration Arrangements



As noted above, PFM, the principal offices of which are located at Governor's Plaza North, 2101 North Front Street, Suite 200, Harrisburg, PA 17110, serves as the Fund's investment advisor. Pursuant to the terms of its advisory agreement with the Fund, ("Advisory Agreement"), PFM supervises the investment program of the Fund and the composition of its portfolio and computes the Net Asset Value of the Fund. PFM is registered as an investment adviser under the Investment Advisers Act of 1940, and has acted as financial adviser and/or investment adviser to more than 1,000 cities, townships, boroughs, counties, school districts and authorities in 35 states, providing its clients with financial, investment advisory, and cash management services. As of January 1, 1997, PFM had more than $8.0 billion in funds under management. PFM is also investment manager for the Pennsylvania Local Government Investment Trust, the New Jersey Arbitrage Rebate Management Program, the California Asset Management Program, and the Massachusetts Health and Educational Facilities Authority Short-Term Assets Reserve Fund, a state-wide investment pool for health and educational institutions.


Under the Advisory Agreement PFM is responsible for providing, a continuous investment program, for the Fund.. All expenses incurred by PFM in connection with the provision of such services to the Fund will be paid by PFM other than the cost of securities (including brokerage commissions, if any) purchased by the Fund. In addition, PFM has agreed to pay all compensation of any directors, officers and employees of the Fund who are affiliated persons of PFM.


As compensation for its services under the Advisory Agreement, PFM is entitled to receive an annual fee, which is accrued daily and payable monthly, at the rate of .12 of 1% of the Fund's average daily net assets. During the fiscal year ended March 31, 1997, PFM received advisory fees equal to .037% of the average net assets of the Fund. This fee reflects the waiver of a portion of the management fee. PFM is not required to continue to waive fees and can terminate this voluntary waiver at any time.


PFM also serves as the Fund's Administrator under an Administration Agreement dated November 21, 1995 (the "Administration Agreement") and Transfer Agent. Under the Administration Agreement, PFM, provides all administrative services, other than those relating to the Fund's investment portfolio and the maintenance of its financial records, office space and facilities, equipment and personnel necessary for the operation of the Fund, including the payment of all compensation of those of the Fund's Directors, officers and employees who are affiliated persons of PFM. In addition, PFM oversees the preparation of tax returns, reports to shareholders and directors of the Fund, and filings with the Securities and Exchange Commission and state "Blue Sky" authorities.

As compensation for its services under the Administration Agreement, PFM is entitled to a fee, accrued daily and payable monthly, at the annual rate of .05 of 1% of average daily net assets. For the fiscal year ended March 31, 1997, PFM waived its fees and received no compensation under the Administration Agreement.


See the Statement of Additional Information for more information concerning the Fund's investment advisory and administration arrangements.

Fund Expenses

All other expenses not expressly assumed by PFM under its agreements with the Fund are paid by the Fund, including, among other things, legal and audit expenses, fees and expenses of the Custodian, share issuance and redemption costs and expenses of the Fund and its shares under federal and state securities laws, and interest, taxes and other non-recurring expenses, including litigation. The Fund bears the cost of the preparation and setting in type of its prospectuses and reports to shareholders and the costs of printing and distributing those copies of such prospectuses and reports sent to shareholders. The Fund's total expenses as a percentage of average net assets for the fiscal year ended March 31, 1997, were .15 of 1% after the effect of waiving certain advisory, administration and distribution fees.


Distributor and Other Service Providers

Shares in the Fund are offered on a continuous basis through Commonwealth Financial Group, Inc. ("Distributor"), the Fund's Distributor, pursuant to a separate Distribution Agreement with the Fund. Jeffrey A. Laine, President and a Director of the Fund, is the President and sole shareholder of the Distributor. The Fund has adopted an Amended and Restated Distribution Plan (the "Plan") entered into pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Rule"). Under the Plan the Fund may pay of up to .25 of 1% of its average daily net assets each year to the Fund's Distributor and/or to broker dealers and shareholder servicing agents who provide assistance in the distribution and retention of Fund shares. For the fiscal year ended March
31, 1997, the Fund paid $22,670, after waivers, in approved distribution expenses. See the Statement of Additional Information for further information.


Custodian and Transfer Agent

All funds and securities are deposited with Central Fidelity National Bank, as Custodian. PFM serves as the Fund's Transfer Agent under a Transfer Agency Agreement dated March 15, 1994. PFM is entitled to reimbursement of its out-of-pocket expenses incurred under the Transfer Agency Agreement but is not entitled to fees for services under that Agreement except as expressly agreed to by the Fund. During the fiscal year ended March 31, 1997. PFM received no reimbursement for its expenses.


DIVIDEND, TAX AND RELATED INFORMATION

Dividends

All of the Fund's net income will be declared daily as dividends.   All
dividends declared are accrued throughout the month and are paid monthly, normally on the first business day of the following month (and always as of such day) in additional shares at the Net Asset Value (ordinarily $1.00 per share). All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash. Each shareholder will receive monthly a summary of his account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A shareholder who redeems all his shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.


Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the Net Asset Value and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Fund's yield), less the estimated expenses of the Fund and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Fund's shares may fluctuate.



Taxes

The Fund has qualified and expects to remain qualified under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, it will not pay federal income taxes on earnings it distributes. If the Fund has any net long-term capital gains it intends to pay a capital gains distribution in accordance with the timing requirements imposed by the Code.

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are taxable to shareholders (except tax-exempt shareholders) whether they are received in cash or reinvested in shares of the Fund. Shareholders will be notified annually as to the federal tax status of dividends or distributions paid. Redemptions of Fund shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.


Federal income tax law requires the Fund to withhold tax at a rate of 20% from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a certified correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain of the federal tax considerations relating to taxation of the Fund and its shareholders. The summary does not discuss all aspects of federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of holders subject to special treatment under the federal income tax laws. It does not discuss any aspect of state, local or foreign tax laws. Prospective shareholders should consult their tax advisers with respect to the effects of this investment on them.



Reports to Shareholders; Independent Accountants

Shareholders will receive annual reports containing financial statements audited by independent accountants and semi-annual reports containing unaudited statements. In addition, the Fund provides for each Investor account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information on request.

Price Waterhouse LLP, located at Thirty South Seventeenth Street,
Philadelphia, Pennsylvania 19103, currently serves as the Fund's independent accountants.



HISTORY OF THE FUND

The Fund was incorporated in the Commonwealth of Virginia on December 8, 1986 and is classified as an open-end, "no load," diversified, registered investment company. "Open-end" means that the Fund is continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either sales or redemptions (although the Fund has a distribution plan). "Diversified" means that the Fund meets certain diversification requirements set forth in the Investment Company Act of 1940. "Registered" means that it is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and must conform with various organizational and operational standards.

Since the inception, the fund's purpose has been to provide a cash management vehicle that would meet the conservative investment requirements of municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that, like the Fund, are located in
Virginia.   Accordingly, the Fund invests only in those instruments in which governmental units are permitted to invest directly under Sections 2.1-327 through 2.1-329 of the Code of Virginia. These instruments are summarized in this prospectus under the heading "Investment Objectives & Policies."


Particularly when combined with the specialized cash management features available to shareholders through the Fund, an investment in the Fund is also suitable, however, for institutions, such as universities and hospitals, that must manage investments conservatively so as to assure the ability to meet changing cash flow needs. These features include the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, assistance in complying with specialized accounting and record keeping required under certain provisions of the Internal Revenue Code of 1986, such as the U.S. code's arbitrage rebate provisions. PFM will also assist the Fund's shareholders in making calculations and reports required by to comply with such provisions.


The authorized capital stock of the fund consists of 500,000,000 shares. Each share is entitled to one vote on all matters voted on by shareholders, with fractional shares being entitled to proportionate fractional votes. Shares do not have cumulative voting rights. The Fund is not required to hold and may not hold annual meetings of shareholders.




APPLICATION TO OPEN AN ACCOUNT

Commonwealth Cash Reserve Fund, Inc.
c/o Public Financial Management, Inc., Transfer Agent
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, PA  17110

Dated:        , 19

The undersigned Investor hereby applies for shares of Commonwealth Cash Reserve Fund, Inc. (the "Fund").



By execution of this form, which may be in confirmation of verbal information already given, the Investor represents and warrants that the Investor has the full power and authority to make investments, that the assets being invested are not subject to any restrictions under an indenture or other agreement that prohibits investment in the Fund,.. The persons signing on behalf of an Investor warrant that they are authorized to make investments on behalf of the Investor. All persons signing represent that they have received and read the Fund's current Prospectus. The Investor appoints Public Financial Management, Inc. as Transfer Agent to record the receipt of dividends and distributions and arrange for automatic reinvestment, and appoints Central Fidelity National Bank as Custodian, to hold all instruments and money owned by the Investor in the Fund and to receive interest and other income thereon.



The establishment of this account is subject to acceptance by the Fund and is subject to the conditions under "How To Invest In The Fund" and "How To Redeem The Investment" and other provisions contained in the Prospectus.

_______________________________________________________________
Authorized Signer/Title

INSTRUCTIONS For Account Service and Redemption Call (1-800-338-3383)


THIS ACCOUNT SHOULD	                     1. LEGAL NAME:
BE RECORDED AS:



SHAREHOLDER INFORMATION	                 2. ADDRESS
(Address MUST be filled out)	               Street
	                                           City	    State	   Zip

METHOD OF INVESTMENT	                    A. CHECK ENCLOSED	$
USE A or B	                                 Payable to:
                                            Commonwealth Cash Reserve Fund, Inc.

                                         B. WIRED FUNDS $

REDEMPTION		                                From
REQUESTS WILL 		                            Name of Bank
NOT BE HONORED 		                           Address of Bank  - Street
UNTIL COMPLETED
APPLICATION IS FILED
WITH THE FUND



PRIMARY CONTACT NAME:
TITLE:
TELEPHONE NUMBER:
FAX NUMBER:
SECONDARY CONTACT NAME:
TITLE:
TELEPHONE NUMBER:

SEND ACCOUNT STATEMENT AND CONFIRMS TO:	SEND DUPLICATE STATEMENTS TO:



WITHDRAWAL INSTRUCTIONS

CHECK REDEMPTION	______ Please establish a Redemption Checking Account at
Central Fidelity National Bank and send us a supply of Redemption Checks. We understand this checking account will be subject to the rules and regulations of Central Fidelity National Bank pertaining thereto, as amended from time to time, except that there will be no service fees or other charges imposed on the Investor. We understand that checks may only be signed by the authorized on this Application.

WIRE TRANSFER TO PREDESIGNATED BANKS ______ Redemption by wire transfer is requested. Central Fidelity National Bank is authorized to honor telephonic or written instructions without signature guarantees from any person for redemption of any of all Fund shares so long as redemption proceeds are transmitted to one of the accounts identified below.


       Name of Bank

       Bank's ABA Routing Number

       Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)

       Account Number

       Bank Address

                              *********

       Name of Bank

       Bank's ABA Routing Number

       Title of Account at Bank (Must be the same as that in which the Fund shares are recorded)

       Account Number

       Bank Address

TAXPAYER IDENTIFICATION NUMBER (TIN)	If the information required by this
section is not provided, Backup Withholding of 20% of taxable dividends, capital gains distributions and proceeds of redemptions and exchanges will be imposed under federal tax regulations.


Enter your TIN (Social Security number of individuals Or Employer I.D. number of entities, including corporations, partnerships, estates and trusts).

Check all applicable boxes:
[ ]	I have not been notified by the IRS that I am currently subject to Backup
    Withholding.
[ ]	I am an exempt recipient.
[ ]	I am neither a citizen nor a resident of the United States.

All applicants must complete the signature section below.


                         SIGNATURE AUTHORIZATION

Public Financial Management, Inc. is hereby authorized to act as agent for the recorded owner of the shares in effecting purchases and redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the recorded owner of such shares, including redemptions, if any, made by Redemption Check. Public Financial Management, Inc. shall be liable only for its own negligence and not for the default or negligence of its correspondents, or for losses in transit.


Under the penalties of perjury, I (we) certify that the information provided in the TIN section of this Application is true, correct, and complete.

I (we) certify to my (our) capacity to act in behalf of the entity named above, to invest, and if applicable, to open a checking account based on shares of the Fund.


                 Name of Investor, Trustee or other Fiduciary

Signatures					              Name (Print)				                   Title






Number of signatures required for redemption requests ________


SIGNATURE OF APPLICANT



Date: ___________________, 19__

_______________________________
Name of Investor, Trustee or other Fiduciary

By ____________________________






                        Table of Contents

Section										                                           Page

Summary	                                                     1

Fund Expenses, and Financial Highlights  	                   3

Investment Objectives and Policies	                          6

Investment Policies	                                         7

Legality of the Use of the Fund by
Government Units in Virginia	                                8

Net Asset Value	                                             8

How to Invest in the Fund	                                   8

How to Redeem Investments	                                   10

Management	                                                  13

Dividend, Tax and Related Information	                       15

History of the Fund	                                         17




Investment Adviser

Public Financial Management, Inc.
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, Pennsylvania  17110


Distributor

Commonwealth Financial Group, Inc.
38 Cohasset Lane
Cherry Hill, New Jersey  08003


Custodian

Central Fidelity National Bank
1021 East Cary Street
P.O. Box 27602
Richmond, Virginia 27602


Administrator and Transfer Agent

Public Financial Management, Inc.
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, Pennsylvania  17110


Independent Accountants

Price Waterhouse LLP
Thirty South Seventeenth Street
Philadelphia, Pennsylvania  19103


Co-Counsel

McGuire, Woods, Battle & Boothe, L.L.P.
One James Center
901 E. Cary Street
Richmond, Virginia  23219

Laura Anne Corsell, Esq.
7307 Elbow Lane
Philadelphia, Pennsylvania  19119









                       STATEMENT OF ADDITIONAL INFORMATION

                       COMMONWEALTH CASH RESERVE FUND, INC.
                                 P.O. Box 1192
                         Richmond, Virginia  23209-1192
                                1-800-338-3383



This Statement of Additional Information (Statement of Additional Information") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Commonwealth Cash Reserve Fund, Inc. Prospectus (the "Prospectus") dated August 1, 1997. This Additional Statement contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from Commonwealth Cash Reserve Fund, Inc. (the "Fund") at the address and telephone number printed above or from the Fund's Distributor, Commonwealth Financial Group, Inc., 38 Cohasset Lane, Cherry
Hill, New Jersey 08003, 609-750-5220.



                             TABLE OF CONTENTS

                                                    									Page

INVESTMENT POLICIES							                                    2

INVESTMENT RESTRICTIONS						                                 3

ADDITIONAL INFORMATION AS TO MANAGEMENT ARRANGEMENTS	         4

YIELD INFORMATION							                                      10

AMORTIZED COST VALUATION						                                11

GENERAL INFORMATION							                                    12



The date of this Additional Statement is August 1, 1997.





INVESTMENT POLICIES


The following information supplements the discussion of investment objectives and policies of the Fund found under "Investment Objective and Policies" in the Prospectus.


Additional Requirements for Commercial Paper.

As stated in the Prospectus, the Fund may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Directors of the Fund in accordance with certain statutory procedures. Absent such Board approval, commercial paper must meet the following statutory criteria:

(a) The issuing company must have a net worth of at least fifty million dollars;
(b) The net income of the issuing company must have averaged three million dollars per year for the five years immediately previous to purchase; and
(c) All existing senior bonded indebtedness of the issuing company must have been rated "A" or better by Moody's Investors Service, Inc. and Standard
     & Poor's Corporation.


Ratings of Commercial Paper and Corporate Bonds.

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Corporation ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced.


Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality.
They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

The ratings of Moody's and S&P represent their opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.


Turnover and Portfolio Transactions

In general, the Fund will purchase instruments with the expectation of holding them to maturity. However, the Fund may to some degree engage in trading to attempt to take advantage of short-term market variations. The Fund may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Fund will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not affect the Net Asset Value or income, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Fund invests.

The Fund will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks which specialize in the types of instruments purchased by the Fund. Purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated by PFM to a dealer which has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Fund enables PFM to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Fund may be combined with those of other investment companies or accounts which PFM manages in the interest of the most favorable net results for all. When PFM determines that a particular security or instrument should be bought or sold for the Fund and other accounts managed by PFM, PFM undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.



INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940, a majority of the Fund's outstanding voting securities means the lesser of (a) 67 percent of the shares of the Fund at a meeting where the holders of more than 50 percent of the outstanding shares are present in person or by proxy; or (b) more than 50 percent of the outstanding shares of the Fund.

(1) The Fund may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.1-327 through 2.1-329.1 of the Code of Virginia of 1950, as it may be amended from time to time. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities which are legal investments even though the issuer invests in real estate or has interests in real estate.


(2) The Fund may not purchase any securities if more than 25% of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of its total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.



(4) Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.



(5) The Fund may not invest for the purpose of exercising control or management of other issuers.


(6) The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin.

(7) The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities which cannot be freely sold for legal reasons.

(8) The Fund can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Fund will not borrow to increase its income but only to meet redemptions. The Fund will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) The Fund may not purchase securities of any other investment company if (i) the Fund and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company or (ii) more than 10% of the Fund's total assets would then be invested in investment companies.

(10) The Fund may not issue senior securities or senior shares as defined in the Investment Company Act of 1940, provided that the Fund may borrow from banks to the extent and for the purposes set forth in restriction (8) above.




It is the position of the Securities and Exchange Commission (and an operating, although not a fundamental policy of the Fund) that money market funds such as the Fund should not make certain illiquid investments if thereafter more than 10% of the value of its assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments which are not readily marketable. The Fund does not expect to own any investment which is not readily marketable but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks will be purchased only within the 10% limit unless (i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board of Directors determines that a readily available market exists for such obligations. It should be noted that, should the Fund enter into repurchase agreements maturing in more than seven days up to the full amount permitted by restriction
(4) above, it would not be able to make any of the other investments discussed in this paragraph.



If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Fund assets will not be considered a violation of the above percentage investment restrictions but the Fund shall then use prudence in bringing all percentage restrictions back into conformity.


ADDITIONAL INFORMATION AS TO MANAGEMENT ARRANGEMENTS

Board of Directors



Each of the members of the Board of Directors of the Fund were elected by the Fund's shareholders. Under the Fund's amended and restated bylaws, each of the Fund's directors will hold office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described below.



The Directors and officers of the Fund, their affiliations, if any, with PFM or the Distributor, and their principal occupations during at least the past five years are set forth below. Directors who are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, are designated with an (*) asterisk. As of the date of this Statement of Additional Information, none of the Directors or officers owned any of the outstanding shares of the Fund.



GILES DODD, Director, 921 Lindsley Drive, Virginia Beach, Virginia  23454

Finance Assistant to City Manager, City of Greenville, South Carolina, 1995 - 1996; Finance Director, City of Greenville, South Carolina, 1994 - 1995; Municipal Consultant, 1991 - 1993; Director of Finance, City of Virginia Beach, Virginia 1963 - 1993. Member International City Management Association; Virginia Local Government Management Association, Government Finance Officers Association; Past President Virginia Government Finance Officers Association. Mr. Dodd is 70 years old.


ROBERT J. FAGG, JR., Director, 1605 Westcastle Drive, Richmond, Virginia  23233

Director of the Annual Giving Program, Virginia Commonwealth University, since 1981, Development Officer, 1974-1981; Account Executive, Dupont Glore Forgan, 1973-1974; Registered Representative, Wheat, First Securities, Inc., 1970-1973; Registered Representative, Abbott, Proctor and Paine, 1968-1969. Mr. Fagg is 56 years old.


*JEFFREY A. LAINE, Director, President, and Treasurer, 38 Cohasset Lane, Cherry Hill, New Jersey 08003

President, Commonwealth Financial Group, Inc., (the Fund's Distributor) 1994-present; President, Laine Financial Group, Inc., 1992-present; Senior Vice President and Chief Financial Officer of J. C. Thompson & Associates, Inc., (a mutual fund administrator) 1989-1994; Senior Vice President of Commonwealth Financial Group, Inc., 1993-1994; Executive Vice President and Chief Financial Officer of Institutional Capital Management Corporation, 1987-1990; Treasurer, Van Lieu Securities, 1989-1991; Senior Vice President, Treasurer and Chief Financial Officer of Mariner Funds Services, 1987-1992; Vice-President and Treasurer of Mariner Funds Trust, 1987-1992; CPA with Bowman & Company, certified public accountants, 1982-1987; Member of Comptroller's Staff, Texaco, Inc., 1981-1982; Accountant, RCA Corporation, 1981. Mr. Laine is 39 years old.


*MARTIN MARGOLIS, Director and Vice President, 345 Quarry Road, Wellsville, Pennsylvania 17365

Managing Director, Public Financial Management, Inc., (the Funds Investment Advisor) 1986- present; Partner, Financial Management Services, Inc., 1978 - 1986. Mr. Margolis is 52 years old.


ROBERT R. SEDIVY, Director, 3804 Wellesley Terrace Circle, Richmond, Virginia 23233

Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 - present; Deputy Director, Science Museum of Virginia, 1986 - 1988; Administrator, Science Museum of Virginia, 1985 - 1986; Treasurer, Trinity College, Washington, D..C., 1983 - 1985; Director of Resource Management,
Loyola College, Baltimore, Maryland, 1978 - 1983. Member Virginia Association of Independent Schools, Financial Officers Group. Mr. Sedivy is 51 years old.


ARTHUR E. ANDERSON, II, Secretary, One James Center, 901 East Cary Street, Richmond, VA 23219-4030

For more than the last five years, Mr. Anderson has been a partner of the law firm of McGuire Woods Battle & Boothe. Mr. Anderson is 38 years old.

The Fund does not pay fees to Directors who are "interested persons" or to any of the Fund's officers. Directors who are not "interested persons" of the Fund receive from the Fund an annual retainer of $1,000 plus $250 per meeting attended. For the fiscal year ended March 31, 1996, such fees totaled $4,500. The Fund does not provide any additional compensation to the Directors. No officer of the Fund received any remuneration as an officer or employee of the Fund during the Fund's fiscal year ended March 31, 1997, nor does the Fund intend to pay any remuneration to any officer during the current fiscal year. McGuire Woods Battle & Boothe, L.L.P., the law firm of Arthur E. Anderson,
II, the Fund's Secretary, received an aggregate of $8,543 in payment for legal services during the Fund's last fiscal year. Commonwealth Financial Group, Inc., the Fund's Distributor, of which Mr. Laine, the Fund's President, is the president and sole shareholder, received an aggregate of $22,670 of which $10,670 were reimbursements of actual expenses and the remainder was compensation during the Fund's last fiscal year for serving as the Fund's Distributor.


Advisory Board

The Board of Directors of the Fund has appointed an Advisory Board to provide consultation and advice to the Fund from time to time. Members of the Advisory Board receive no compensation from the Fund. The following individuals were serving on the Advisory Board as of June 30, 1997.


LARRY W. DAVENPORT, 1944 Ravencroft Lane, Virginia Beach, Virginia 23454

Financial Analyst, City of Virginia Beach, Virginia, 1977-present; Cash Management Analyst, City of Norfolk, 1973-1977; First Virginia Bank, 1972-1977; United States Army, 1969-1971. Mr. Davenport is 50 years old.


JAMES D. GRISSO, 1103 Overland Road SW, Roanoke, Virginia  24015

Director of Finance, City of Roanoke, Virginia, 1993 - present; Deputy Director of Finance, City of Roanoke, Virginia, 1977 - 1993; Administrator of Accounting Services, City of Roanoke, Virginia, 1976 - 1977; Assistant Municipal Auditor, City of Roanoke, 1974 - 1976; Member of the American Institute of Certified Public Accountants, the Virginia Society of Certified Public Accountants, the Government Finance Officers Association; President, Virginia Government Finance Officers Association, 1991 - 1992; Treasurer, Hotel Roanoke Conference Center Commission. Mr. Grisso is 51 years old.


DENNIS W. KERNS, 11800 Marquis Terrace, Richmond, Virginia  23233

Director of Finance, County of Henrico, Virginia, 1992- 1997; Director, Office of Management and Budget, County of Henrico, Virginia, 1983 - 1992; Deputy Director of Finance, County of Henrico, Virginia 1982 - 1983; Member of the Government Finance Officers Association; Past President of the Virginia Government Finance Officers Association. Mr. Kerns is 60 years old.


J. JEFFREY LUNSFORD, 240 Tanglewood Drive, Christiansburg, Virginia  24703.

County Administrator, Louisa County, Virginia, 1997-Present; Assistant County Administrator, Montgomery County, Virginia, 1994-1997; Director of Fiscal Management, Montgomery County, Virginia, 1985 - 1994; Senior Budget Analyst, Virginia Department of Taxation, 1984 - 1985; Manager - Office of Management and Budget, Henrico County, Virginia, 1982 - 1984; Budget Analyst, Henrico County, Virginia, 1979 - 1982; Member of Government Finance Officers Association, past President Virginia Government Finance Officers Association. Mr. Lunsford is 43 years old.


CHRISTOPHER E. MARTINO, 1 County Complex Court, Prince William, Virginia
22192

Director of Finance, Prince William County, Virginia, February 1996 - present; Controller, City of Rye, New York, 1988 - 1996; Deputy Commissioner of Finance, City of White Plains, New York, 1984 - 1988; Senior Auditor, Ernst & Whinney, 1981 - 1984; Certified Public Accountant, Member of the Government Finance Officers Association. Mr. Martino is 40 years old.



ROGER W. MITCHELL, JR.,  9461 Jamesons Mill Road, Culpeper, VA 22701

Director of Finance/Treasurer, Town of Culpepper, Virginia, 1991 - present; Controller/Administrator, Sivaco Fastening Systems, Inc., 1989 - 1992; Accountant, Ford New Holland, Inc., 1987 - 1989; Head Internal Auditor, Omni Services, Inc. 1984 - 1987; Accountant, Young, Nicholas & Mills, 1982 - 1984; Member of the Virginia Treasurers Association; Member of the Virginia Government Finance Officers Association; Member of Virginia Local Government Auditors Association. Mr. Mitchell is 36 years old.





Additional Information as to PFM and the Advisory Agreement

In addition to the provisions of the Advisory Agreement between the Fund and PFM described in the Prospectus, the Advisory Agreement contains the provisions described below.

The Advisory Agreement, which first became effective on November 1, 1995, provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM is not liable for any error of judgment, mistake of law or loss in connection with PFM's performance of the Advisory Agreement and permits PFM to act as an investment adviser for any other organization, firm, corporation or person.

The Advisory Agreement, which first became effective on November 30, 1995, was approved by the Board of Directors, including a majority of those Directors who are not parties to the Advisory Agreement or "interested persons" as defined in the Investment Company Act of 1940 ("Independent Directors"), at a meeting of the Board of Directors held on October 26, 1995, and was approved by the holders of a majority of the outstanding voting securities of the Fund at a meeting held on November 21, 1995. The Advisory Agreement will remain in effect for two years from its effective date, unless earlier terminated. Thereafter, it will continue in effect from year to year if approved annually
(i) by the Directors or by a majority of the shares outstanding and entitled to vote and (ii) by a majority of the Independent Directors. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940) and may be terminated at any time without penalty by PFM upon 60 days' written notice to the Fund. The Advisory Agreement may be terminated by the Fund at any time without penalty, provided that such termination by the Fund shall be directed or approved by the vote of a majority of its Directors or by the holders of a majority of its shares at the time outstanding and entitled to vote.



For the fiscal years ended March 31, 1997, 1996, and 1995, fees were payable to PFM in the amounts of $111,792, $141,858, and $154,043, respectively, of which $66,645, $95,518 and $111,860, respectively were waived. Fees for fiscal years ended March 31, 1997, 1996 and 1995 were payable at an annual rate of .12% of 1% of the first $200 million of average daily net assets.

The Advisory Agreement was initially approved by the Fund's Board of Directors at a meeting held on October 26, 1995, and by the Fund's shareholders at a special meeting of shareholders held on November 21, 1995. Since November 30,
1995, PFM has been a wholly-owned subsidiary of PFM Acquisition Corp.   PFM
Acquisition Corp. a holding company organized as a Pennsylvania corporation was formed in 1995 for the purpose of acquiring PFM. All of the shares of PFM Acquisition Corp. are owned by the managing directors of PFM. PFM was formerly a wholly-owned subsidiary of Marine Midland Bank, N.A.




Additional Information as to the Administration Agreement.

In addition to the provisions of the Administration Agreement (the "Administration Agreement") between PFM and the Fund described in the Prospectus, the Administration Agreement contains the provisions described below.

As part of its duties under the Administration Agreement, PFM (i) maintains the Fund's books and records (other than financial books and records); oversees its insurance relationships; prepares all required tax returns, proxy statements, reports to its shareholders and Directors, and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (ii) prepares, on the Fund's behalf, such applications and reports as may be necessary to register or maintain the Fund's registration and/or registration of its shares under the securities or "Blue Sky" laws of the Commonwealth of Virginia and other states where shares may be sold; (iii) responds to all inquiries or other communications of shareholders and broker-dealers, if any; and (iv) oversees all relationships between the Fund and its Custodian and accountants, including the negotiation of agreements in relation thereto and the supervision of the performance of such agreements and oversees all administrative matters which are necessary or desirable in connection with the issue or redemption of shares in the Fund.

The Administration Agreement was last approved by the Fund's Board on October 26, 1995. For its services under the Administrative Agreement, PFM is entitled to receive an annual fee of .05 of 1% of average daily net assets of the Fund. The Administration Agreement will remain in effect for a two year period unless earlier terminated. Thereafter, it will continue in effect from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM upon 60 days' written notice to the Fund. It may be terminated by the Fund at any time without penalty upon 60 days' written notice to PFM, provided that such termination by the Fund shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors.



For the fiscal years ended March 31, 1997, 1996 and 1995 fees of $46,580, 59,108, and $64,185, respectively, were payable to PFM; however, PFM voluntarily waived all administration fees.




Fund Expenses

All expenses not borne by PFM under the Advisory Agreement or the Administration Agreement are paid by the Fund. Examples of such Fund expenses include the cost of preparing, printing and distributing its prospectuses and reports to shareholders; legal and audit expenses, costs and expenses of any custodian, shareholder servicing agent or bookkeeping (accounting) agent; share issuance and redemption costs; certain printing costs, registration costs and expenses of the Fund and its shares under federal and state securities laws, interest, taxes and non-recurring expenses including litigation. Since PFM keeps the Fund's financial records, PFM computes the Net Asset Value per share at PFM's expense. The expenses under the Fund's Distribution Plan are paid by the Fund. See "Distribution Plan."



DISTRIBUTION PLAN



The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") under Rule 12b-1 (the "Rule") under the Investment
Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. Under the Distribution Plan, the Fund is authorized to pay
(i) all fees and expenses relating to the qualification of the Fund and/or its shares under the securities or state "Blue Sky" law of Virginia and any other states in which the Fund may sell shares; (ii) all fees under the Securities Act of 1933 and the Investment Company Act of 1940, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv) all fees and costs incurred in conjunction with any activity reasonably determined by the Fund's Board of Directors to be primarily intended and reasonably calculated to result in the sale of shares of the Fund.



The Distribution Plan further authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of Fund shares in one fiscal year from amounts available to the Fund under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily net asset value of the Fund for such fiscal year, the amount of such excess expenses will not be reimbursed by the Fund. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board of Directors. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective Investors, payments to third parties who sell shares of the Fund and compensation of brokers, dealers and other intermediaries, general administrative overhead of the Fund's distributor (including payment of compensation to sales personnel involved in the sale of Fund shares), administrative support allocable to efforts to sell Fund shares, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Fund to make direct payments to registered broker-dealers and other persons, including banks, who assist the Fund in distributing or promoting the sale of Fund shares or who enter into shareholder processing and service agreements pursuant to which services directly resulting in the sale of Fund shares are provided.



For the fiscal year ended March 31, 1997, 1996 and 1995, the Fund paid $22,670, $23,325, and $20,325respectively, pursuant to the Distribution Plan. All of these amounts were paid in accordance with the Distribution Agreement, described below, to Commonwealth Financial Group, Inc., of which Jeffrey A. Laine, the Fund's President, is the President and sole shareholder.



The Distribution Plan has been approved: (i) by a vote of the Board of Directors of the Fund and of those Directors who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan (the "Qualified Directors"), cast in person at a meeting held on August 23, 1990 called for the purpose of voting on the Distribution Plan; and (ii) by a vote of holders of at least a majority of the outstanding shares of the Fund at a meeting held on November 29, 1990.




Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board of Directors of the Fund and of those Directors who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 and are Qualified Directors, cast in person at a meeting held for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board of Directors including the Qualified Directors. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940) and may be terminated by the Fund on 14 days' written notice to the Distributor and by the Distributor on 60 days' written notice to the Fund




As stated in the Prospectus, shares of the Fund are offered on a continuous basis through Commonwealth Financial Group, Inc., the Fund's Distributor, pursuant to a Distribution Agreement effective June 13, The Distribution Agreement was last approved for continuance by the Fund's Directors on April 27, 1996, and by the shareholders of the Fund on July 6, 1994. The Distribution Agreement provides that the Fund will pay (or will enter into arrangements providing that persons other than the Fund will pay) for all expenses of the offering of its shares, including but not limited to, the following: (i) the registration of the Fund and/or its shares under federal and state securities laws, (ii) the preparation, printing and distribution of the Fund's prospectuses, statements of additional information, proxy statements, notices and reports and actions required by federal and state securities laws, (iii) the preparation, printing and distribution of advertising and sales literature for use in the offering of the Fund's shares and the printing and distribution of reports to shareholders used as sales literature, and (iv) the issuance of the Fund's shares (including any stock issue and transfer tax).



As compensation for its activities under the Distribution Agreement, in addition to any expense reimbursement received by the Distributor pursuant to the Distribution Plan, the Distributor receives a monthly asset-based fee at an annual rate calculated in accordance with the following schedule:

			Monthly Average of Daily		            Asset Based Fee
     Net Assets				                       (Annual Rate)

			under $100mm				                          $12,000
			over $100mm - $200mm			                   $18,000
			over $200mm - $300mm			                   $24,000
			over $300mm - $400mm			                   $30,000
			over $400mm - $500mm			                   $36,000
			over $500mm - $600mm			                   $42,000
			over $600mm - $700mm			                   $48,000


Under the Distribution Agreement, the Distributor pays from its own resources (or will enter into arrangements providing that persons other than the Distributor or the Fund shall pay) or promptly reimburse the Fund for all other expenses in connection with its offering for sale and the sale of the Fund's shares which are not allocated to the Fund under the Distribution Agreement.


YIELD INFORMATION

There are two methods by which the Fund's yield for a specified period of time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The Net Asset Value of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period. However, capital changes, if any, are excluded from the calculation (i.e., realized gains and losses from the sale or redemption of securities or instruments and unrealized appreciation and depreciation). So that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may affect the dividends declared. See "Dividend and Tax Information" in the Prospectus. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00, as discussed above), and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period. The result is the "current yield". Normally, a seven day period will be used in determining yields (both the current yield and the effective yield discussed below) in published or mailed communications.

The second method results in an amount referred to as the compounded "effective yield". This represents an annualization of the current yield with dividends reinvested daily. This effective yield for a seven day period would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, the computation to be made to the nearest 1/100 of 1 percent.

Since the calculations of both kinds of yields do not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities or instruments, which may have an effect on dividends, the dividends declared during a period may not be the same on an annualized basis as either kind of calculated yield for that period.



The Fund's current yield for the seven days ended March 31, 1997 was 5.37% and its effective yield for that period was 5.52%



The Fund's performance, or the performance of securities in which it invests, may be compared to:

*IBC/Donoghue's Money Fund Average, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in IBC/Donoghue's Money Fund Report; the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

* other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

* yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

* and to other fixed-income investments such as Certificates of Deposit (CDs).


Yield information may be useful to Investors in reviewing the Fund's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Fund's yield is not guaranteed. It may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, which may earn less than the balance above the minimum, in order to earn the stated yield, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Fund. All of the Fund's shares earn dividends at the same rate.


AMORTIZED COST VALUATION

As noted in the Prospectus, the Fund values its portfolio on the basis of amortized cost. While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board of Directors has established procedures (the "Procedures") designed to monitor the difference, if any between the Fund's Net Asset Value per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Fund's portfolio were "marked to market" i.e. price based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the mark to market net asset value per share and the net asset value per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to Investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.


GENERAL INFORMATION



Further Information About Purchases and  Redemptions

As is stated in the Prospectus, if the Directors determine that it would be detrimental to the interests of the remaining Investors to redeem shares wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of investments from the portfolio of the Fund, in lieu of cash and in conformity with the applicable rules of the Securities and Exchange Commission. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Net Asset Value of the Fund during any 90 day period for any one Investor. Should redemptions by an Investor exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming Investors might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Fund considers the prospect highly remote for redeeming shares in the Fund using the "in-kind" provision.

The right of redemption may be suspended or the date of payment may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation;
(ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists making disposal of portfolio securities or instruments or determination of the net assets of the Fund not reasonably practical; or (iii) for such other periods as the Securities and Exchange Commission may permit. Redemption by any method (including but not limited to redemption by redemption check) of shares which were recently purchased by check may be delayed until the check given in purchase has cleared, which may be up to fifteen days.


Financial Statements

The following financial statements of the Fund, together with the report of Price Waterhouse LLP, independent accountants, are included in the Annual Report to Shareholders which accompanies this Additional Statement and are incorporated herein by reference:

	Statement of Net Assets as of  March 31, 1997

	Statement of Operations for the year ended March 31, 1997

	Statements of Changes in Net Assets for each of the years ended March 31, 1997 and March 31, 1996

 Financial Highlights

	Notes to Financial Statements




PART C
OTHER INFORMATION




Item 24.  Financial Statements and Exhibits

          (a) Financial Statements.

          Included in Part A:

          Financial Highlights

          Included in Part B by incorporation by reference to the Annual Report to Shareholders which was filed on June 2, 1997:

          (i)	  Report of Independent Accountants

          (ii)	 Statement of Net Assets as of March 31, 1997

          (iii)	Statement of Operations for the year ended March 31, 1997

       			(iv)	 Statements of Changes in Net Assets for each of the years
                ended March 31, 1996 and March 31, 1997

          (v)   Financial Highlights

          (vi)  Notes to Financial Statements



   Included in Part C:

   None.

   (b)	Exhibits.


   (1)(a) Copy of Articles of Incorporation is incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement filed on December 11, 1986.

   (1)(b) Copy of Amendment to Articles of Incorporation effective May 31, 1989 is incorporated by reference to Exhibit (1)(b) of Registrant's Post-Effective Amendment No. 3 filed on July 24, 1989.

   (2) Copy of Amended and Restated Bylaws of the Registrant is incorporated by reference to Exhibit (b)(2) of Registrant's Post-Effective Amendment filed on July 30, 1996.

   (3)     Not applicable.

   (4) Specimen copy of share certificate for shares of the Registrant is incorporated by reference to Exhibit (4) of Registrant's Pre-Effective Amendment No. 2 filed on April 22, 1987.

   (5)(a) Investment Advisory Agreement between the Registrant and Public Financial Management, Inc. dated November 30, 1995.

   (5)(b)  Administration Agreement between the Registrant and
           Public Financial Management, Inc. dated November 30, 1995.

   (6) Form of Distribution Agreement between the Registrant and Commonwealth Financial Group, Inc. dated June 13, 1994 is incorporated by reference to Exhibit (6) of Registrant's Post-Effective Amendment No. 10, filed on July 26, 1994.

   (7)     Not Applicable.

   (8) Form of Custody Agreement between the Registrant and Central Fidelity National Bank dated March 15, 1994 is incorporated by reference to Exhibit (8) of Registrant's Post-Effective Amendment No. 9, filed on May 27, 1994.

   (9) Form of Transfer Agency Agreement between the Registrant and Public Financial Management, Inc. dated March 15, 1994 is incorporated by reference to Exhibit (9) of Registrant's Post-Effective Amendment No. 9, filed on May 27, 1994.

  (10) Opinion of Counsel as to legality of shares and Consent of Counsel is incorporated by reference to Exhibit (10) of Registrant's Form 24f-2 filed on May 29, 1997.

* (11)     Consent of Independent Accountants

  (12)     Not Applicable.

  (13) Agreement relating to initial capitalization of the Registrant is incorporated by reference to Exhibit (13) of Registrant's Pre-Effective Amendment No. 2 filed on April 22, 1987.

  (14)     Not Applicable.

  (15) Amended and Restated Distribution Plan is incorporated by reference to Exhibit (15) of Registrant's Post-Effective Amendment No. 5 filed on November 29, 1990.

  (16) Schedule for Computation and Performance Quotation is incorporated by reference to Exhibit (16) of Registrant's Post-Effective Amendment No. 4 filed on July 30, 1990.


*Filed herewith



Item 25.   Persons Controlled by or Under Common Control with Registrant.

           None.



Item 26.   Number of Holders of Securities.

           AS OF June 2, 1997

           Class of  Holders             Number of  Holders

           Common Stock                        11

Item 27.   Indemnification.

           Reference is made to Article IV Section 4.10 of Registrant's Amended and Restated By-Laws, a copy of which By-Laws were filed as an exhibit to Post Effective Amendment Number 13.


Item 28.   Business and other Connections of Investment Adviser.

           (a) 	Public Financial Management, Inc. ("PFM") is the investment
                adviser of the Registrant. PFM and its affiliates and predecessor organization have been in the business of managing the investments of government entities and other accounts since 1980.

           (b) Information regarding the business and other connections of PFM's directors is incorporated by reference to Part I (Item 8, 10 and 12) and Part II (Item 6 - 9 and 13) of PFM's Form ADV, File No. 801-29162 which has been filed with the Securities and Exchange Commission.

Item 29.   Principal Underwriters.

           (a) Commonwealth Financial Group, Inc. is the Distributor for the Registrant's securities. Commonwealth Financial Group, Inc. does not serve as principal underwriter, depositor or investment advisor for any other investment company.

           (b) The table below sets forth certain information as to the Distributor's directors and officers:

                                                        Positions and
Name and Principal	        Positions and Offices	       Offices with
Business Address	          with the Distributor	        the Registrant

Jeffrey A. Laine	          President, Director and	     President, Treasurer
38 Cohasset Lane	          Sole Shareholder	            and Director
Cherry Hill, NJ  08003


Item 30.  Location of Accounts and Books.

          (a) Public Financial Management, Inc. (records relating to its functions as investment adviser, administrator and transfer agent).

          (b) McGuire Woods Battle & Boothe, L.L.P. (Registrant's Articles of Incorporation, Bylaws and corporate records).

          (c) Commonwealth Financial Group, Inc. (records relating to its functions as distributor).

          (d) Central Fidelity National Bank (records relating to its function as custodian).

Item 31.  Management Services.

	Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32.  Undertakings.

		Not applicable.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the Township of Cherry Hill, and the State of New Jersey the 2nd day of June, 1997.

                                       COMMONWEALTH CASH RESERVE	FUND, INC.
                                       (Registrant)


                                       By /s/  Jeffrey Laine
                                       Jeffrey Laine, President
                                       (Principal Executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities and on the dates indicated.

	Signature				                   Title				                   Date

/s/  Jeffrey Laine           Director and President       June 2, 1997
     Jeffrey Laine           (Principal Financial
                             Officer)



/s/  Martin Margolis         Director and                 June 2, 1997
     Martin Margolis         Vice President



/s/  Robert J. Fagg, Jr.     Director                     June 2, 1997
     Robert J. Fagg, Jr.


     Giles Dodd              Director



     Robert R. Sedivy        Director




1933 Act Registration No. 33-10754
1940 Act Registration No. 811-4933


_____________________________________________________________________
_______________________ ____________________________________

Securities and Exchange Commission

Washington, D. C. 20549



                       ______________________________


                                  EXHIBITS

                                     to

                        Post-Effective Amendment No.15

                                     on

                                 FORM N-1A

                           Registration Statement

                                   Under

                     The Investment Company Act of 1940

                                    and

                         The Securities Act of 1933

                       ______________________________


                    COMMONWEALTH CASH RESERVE FUND, INC.


   _____________________________________________________________________
         __________________________________________________________


                    COMMONWEALTH CASH RESERVE FUND, INC.



           Index to Exhibits to Post-Effective Amendment No. 15 to Form N-1A Registration Statement


       Ref.        Description of Exhibit

        1)         Consent of Independent Accountants